Advances from the Federal Home Loan Bank of New York (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Maturities of Advances from the FHLB NY
2013	$ 299
2014
2015
2016
2017
Thereafter	61,116
Total	$ 61,415